Significant Accounting Policies	6 Months Ended
Jun. 30, 2023
Significant Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES:

The principal accounting policies adopted in the preparation of the financial statements are set out below. The policies have been consistently applied to all the years presented, unless otherwise stated.

Basis of preparation

These interim condensed financial statements have been prepared in accordance with the International Accounting Standards (the “IAS”) 34 Interim Financial Reporting, as issued by the International Accounting Standards Board (IASB). They do not include all disclosures that would otherwise be required in a complete set of financial statements and should be read in conjunction with the 2022 annual financial statements filed with the Company’s annual report on Form 20-F filed with the U.S. Securities and Exchange Commission on March 31, 2023. The Company has applied the same accounting policies and methods of computation in its interim financial statements as in its 2022 annual financial statements.

Impact of accounting standards to be applied in future periods

There are a number of standards and interpretations which have been issued by the IAS board that are effective for periods beginning subsequent to December 31, 2023 (the date through which the Company’s next annual financial statements will be prepared up to) that the Company decided not to adopt early. The Company does not believe these standards and interpretations will have a material impact on the financial statements once adopted.

A number of amended standards became applicable for the current reporting period. The Company did not have to change its accounting policies or make retrospective adjustments as a result of adopting these amended standards:

1.	Disclosure of Accounting Policies – Amendments to IAS 1 and IFRS Practice Statement 2

2.	Definition of Accounting Estimates – Amendments to IAS 8

3.	Deferred Tax Related to Assets and Liabilities Arising from a Single Transaction – Amendments to IAS 12

Amendments to IAS 1, Presentation of Financial Statements and IFRS Practice Statement 2, Making Materiality Judgement

On February 11, 2021, the IASB issued amendments to IAS 1, “Presentation of Financial Statements and IFRS Practice Statement 2, Making Materiality Judgement,” to provide guidance in determining which accounting policy to disclose. The amendments require entities to disclose material accounting policies rather than significant policies. The amendments clarify that accounting policy information is material if users of an entity’s financial statements would need it to understand other material information in the financial statements. In assessing the materiality of accounting policy information, entities need to consider both size of the transaction, other events or conditions and the nature of them, even if the related amounts are immaterial. The adoption of the amendments as of January 1, 2023, did not have an impact on the Company’s financial statements.

Amendments to IAS 8, Accounting Policies, Change in Accounting Estimates and Errors

On February 11, 2021, the IASB issued amendments to IAS 8, “Accounting Policies, Changes in Accounting Estimates and Errors,” to clarify how to distinguish changes in accounting policies, which must be applied retrospectively, from changes in accounting estimate, which are accounted for prospectively. The amendments clarify the definition of accounting estimates as “monetary amounts in the financial statements that are subject to measurement uncertainty.” The amendments clarify that a change in accounting estimate is a change in input or a change in a measurement technique used to develop an accounting estimate, if they do not result in the correction of a prior period error. The adoption of the amendments as of January 1, 2023, did not have an impact on the Company’s financial statements.

Amendments to IAS 12, Income Taxes

On May 6, 2021, the IASB released “Deferred Tax Related to Assets and Liabilities Arising from a Single Transaction (Amendments to IAS 12).” The amendment relates to the recognition of deferred tax when an entity accounts for transactions, such as leases or decommissioning obligations, by recognizing both an asset and a liability. The objective of this amendment is to narrow the initial recognition exemption in paragraphs 15 and 24 of IAS 12, so that it would not apply to transactions that give rise to both taxable and deductible temporary differences, to the extent the amounts recognized for the temporary differences are the same. The adoption of the amendments as of January 1, 2023, did not have an impact on the Company’s financial statements.